ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Details)			12 Months Ended
		Nov. 27, 2015 item	Dec. 31, 2015 USD ($) individual		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) individual
Major classes of assets and liabilities held for sale
Cash and cash equivalents			$ 1,455,000						¥ 9,422,000
Land use right, net (Note 9)			7,546,000						48,880,000
Assets held for sale			163,720,000						1,060,543,000
Liabilities held for sale			156,604,000						¥ 1,014,449,000
Transaction tax from intercompany sales			$ 4,281,000		¥ 27,733,000
Number of potential buyers of part of the Cloud infrastructure			2						2
Advances from potential buyers of part of cloud infrastructure			$ 153,910,000						¥ 997,000,000
Xin Run
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold		60.00%
Number of parties | item		3
Xin Run | Companies owned by the Founders
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold		38.00%
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Cash and cash equivalents			1,455,000						9,422,000
Prepaid expenses and other current assets	[1]		15,625,000						101,217,000
Short term investment	[2]		7,719,000						50,000,000
Property and equipment, net			1,910,000						12,375,000
Intangible assets, net			492,000						3,185,000
Land use right, net (Note 9)			7,546,000						48,880,000
Deferred tax assets			58,000						377,000
Accrued tax on intercompany transactions	[3]		2,656,000						17,205,000
Cloud infrastructure construction in progress (Note 9)			72,208,000						467,746,000
Long term deposits and other non-current assets			4,723,000						30,600,000
Assets held for sale			163,720,000						1,060,543,000
Accrued employee benefits			448,000						2,900,000
Accrued expenses and other payables	[4]		154,975,000						1,003,895,000
Income tax payable			371,000						2,406,000
Liabilities for uncertain tax positions			743,000						4,813,000
Amounts due to the Company			67,000						435,000
Liabilities held for sale			156,604,000						1,014,449,000
Prepaid commission fee for the potential sales of certain buildings			15,391,000						¥ 99,700,000
Transaction tax from intercompany sales			$ 4,281,000		27,733,000		¥ 0	¥ 0
Number of potential buyers of part of the Cloud infrastructure			2						2
Advances from potential buyers of part of cloud infrastructure			$ 153,910,000						¥ 997,000,000
Loss before income taxes			(8,801,000)	[5]	¥ (57,010,000)	[5]	(15,554,000)	(10,901,000)
Loss before income taxes attributable to the noncontrolling interest | ¥							¥ 0	¥ 0
Xin Run | Assets/liabilities held-for-sale | ChinaCache Beijing and Beijing Blue IT
Major classes of assets and liabilities held for sale
Amounts due from ChinaCache Beijing and Beijing Blue IT			$ 49,328,000						¥ 319,536,000

[1]	Including prepaid commission fee of RMB99,700,000 (US$15,391,000) for the potential sales of certain buildings as part of the cloud infrastructure, which is refundable.
[2]	Short term investment represents the investment in variable rate deposits issued by a certain commercial bank, which will mature on May 4, 2016.
[3]	During the year ended December 31, 2015, Xin Run sold certain buildings with potential buyers to its fully owned subsidiaries, Beijing Shuo Ge and Beijing Zhao Du. Accrued tax of RMB17,205,000 (US$2,656,000) on the unrealized profit arising from the intercompany sales was recorded as of December 31, 2015. Management believes that it is more likely than not to be realized in future years. Transaction tax of RMB27,733,000 (US$4,281,000) arising from the intercompany sales was recorded as transaction tax on assets transfer on the consolidated statements of comprehensive loss for the year ended December 31, 2015 (2013 and 2014: Nil).
[4]	Including advances from two potential buyers of part of the cloud infrastructure of RMB997,000,000 (US$153,910,000),
[5]	Loss before income taxes for the year ended December 31, 2015 included transaction tax on assets transfer of RMB27,733,000 (US$4,281,000) (2013 and 2014: Nil). Loss before income taxes attributable to the noncontrolling interest for the year ended December 31, 2015 was immaterial (2013 and 2014: Nil).